GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 135,922	$ 110,100	$ 95,837
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	94,644	36,199	45,730
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	23,519	42,994	22,018
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	8,131	16,576	14,363
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 9,628	$ 14,331	$ 13,726